SUMMARY OF SIGNIFICANT ACCOUNT POLICIES (Details) - Schedule of changes in fair value associated with level 3 liabilities - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule of changes in fair value associated with level 3 liabilities [Abstract]
Balance, beginning of period		$ (166,093)
Issuances of derivative liability
Reclassification to additional paid in capital		1,141,995
Change in fair value of derivative liability		(975,902)
Balance, end of period